Realized and Unrealized Gains (Or Losses) Included In Income for Assets and Liabilities Measured At Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (Fair Value, Measurements, Recurring, USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Gain on Sales of Marketable Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Total gains (losses) included in earnings	$ 985	$ 3,370
Impairment Loss on Marketable Securities and Investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Total gains (losses) included in earnings		(493)
Change in unrealized gains (losses) relating to assets still held at the reporting date		$ (493)